Fair Value Measurements - Additional Information (Detail)	Dec. 31, 2025 USD ($) $ / shares
Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, held-in-trust	$ 215
US Treasury Bill Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, held-in-trust	423,779,230
Public Warrants [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value Adjustment of Warrants	$ 3,177,450
Class of warrant or right, exercise price of warrants or rights | $ / shares	$ 0.307